UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07619
Nuveen Investment Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: June 30
Date of reporting period: December 31, 2024

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report December 31, 2024

Nuveen Global Equity Income Fund
Class A Shares/NQGAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$57	1.11%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$131,135,832

Total number of portfolio holdings	59

Portfolio turnover (%)	15%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Global Equity Income Fund
Class C Shares/NQGCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$95	1.86%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$131,135,832

Total number of portfolio holdings	59

Portfolio turnover (%)	15%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Global Equity Income Fund
Class I Shares/NQGIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$44	0.86%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$131,135,832

Total number of portfolio holdings	59

Portfolio turnover (%)	15%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Large Cap Value Opportunities Fund
Class A Shares/NQCAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$51	0.99%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$22,060,585

Total number of portfolio holdings	58

Portfolio turnover (%)	14%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Large Cap Value Opportunities Fund
Class C Shares/NQCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$90	1.74%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$22,060,585

Total number of portfolio holdings	58

Portfolio turnover (%)	14%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Large Cap Value Opportunities Fund
Class I Shares/NQCRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$38	0.74%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$22,060,585

Total number of portfolio holdings	58

Portfolio turnover (%)	14%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report December 31, 2024

Nuveen Multi Cap Value Fund
Class A Shares/NQVAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$60	1.15%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$498,311,060

Total number of portfolio holdings	60

Portfolio turnover (%)	19%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Multi Cap Value Fund
Class C Shares/NQVCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$99	1.90%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$498,311,060

Total number of portfolio holdings	60

Portfolio turnover (%)	19%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Multi Cap Value Fund
Class I Shares/NQVRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$47	0.90%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$498,311,060

Total number of portfolio holdings	60

Portfolio turnover (%)	19%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Small Cap Value Opportunities Fund
Class A Shares/NSCAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$64	1.20%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$217,028,185

Total number of portfolio holdings	66

Portfolio turnover (%)	42%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Small Cap Value Opportunities Fund
Class C Shares/NSCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$104	1.95%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$217,028,185

Total number of portfolio holdings	66

Portfolio turnover (%)	42%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Small Cap Value Opportunities Fund
Class R6 Shares/NSCFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$44	0.83%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$217,028,185

Total number of portfolio holdings	66

Portfolio turnover (%)	42%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Small Cap Value Opportunities Fund
Class I Shares/NSCRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$51	0.95%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$217,028,185

Total number of portfolio holdings	66

Portfolio turnover (%)	42%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Small/Mid Cap Value Fund
Class A Shares/NSMAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$69	1.31%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$109,493,923

Total number of portfolio holdings	66

Portfolio turnover (%)	31%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Small/Mid Cap Value Fund
Class C Shares/NSMCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$108	2.06%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$109,493,923

Total number of portfolio holdings	66

Portfolio turnover (%)	31%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Small/Mid Cap Value Fund
Class R6 Shares/NWQFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$47	0.89%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$109,493,923

Total number of portfolio holdings	66

Portfolio turnover (%)	31%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report December 31, 2024

Nuveen Small/Mid Cap Value Fund
Class I Shares/NSMRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$56	1.06%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$109,493,923

Total number of portfolio holdings	66

Portfolio turnover (%)	31%

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Portfolio of Investments December 31, 2024
Global Equity Income
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
130207386 COMMON STOCKS - 99.3%
AUSTRALIA - 1.7%
92,413 BHP Group Ltd $ 2,254,392
TOTAL AUSTRALIA 2,254,392
BELGIUM - 2.5%
16,619 UCB SA 3,308,239
TOTAL BELGIUM 3,308,239
CANADA - 1.1%
31,394 Nutrien Ltd 1,404,753
TOTAL CANADA 1,404,753
FINLAND - 1.4%
164,692 Nordea Bank Abp 1,796,913
TOTAL FINLAND 1,796,913
FRANCE - 2.8%
10,530 Airbus SE 1,686,177
18,135 Publicis Groupe SA 1,930,645
TOTAL FRANCE 3,616,822
GERMANY - 6.5%
6,264 Allianz SE 1,925,321
9,218 Deutsche Boerse AG 2,123,423
68,961 Deutsche Post AG 2,434,486
10,304 Siemens AG 2,009,225
TOTAL GERMANY 8,492,455
HONG KONG - 2.8%
1,084,000 Hang Lung Properties Ltd 864,201
355,492 Prudential PLC 2,821,191
TOTAL HONG KONG 3,685,392
ITALY - 1.4%
262,243 Enel SpA 1,871,411
TOTAL ITALY 1,871,411
JAPAN - 7.2%
43,340 Kao Corp 1,753,603
102,850 Mitsubishi Electric Corp 1,736,698
93,760 Mitsui & Co Ltd 1,944,499
176,000 Sumitomo Mitsui Trust Group Inc 4,111,276
TOTAL JAPAN 9,546,076
NETHERLANDS - 4.1%
22,056 Heineken NV 1,571,912
112,217 ING Groep NV 1,758,617
44,965 NN Group NV 1,960,857
TOTAL NETHERLANDS 5,291,386
NORWAY - 1.5%
175,623 Telenor ASA 1,959,455
TOTAL NORWAY 1,959,455
SINGAPORE - 1.7%
184,520 Oversea-Chinese Banking Corp Ltd 2,253,556
TOTAL SINGAPORE 2,253,556
SOUTH KOREA - 0.9%
42,268 Samsung Electronics Co Ltd 1,255,442
TOTAL SOUTH KOREA 1,255,442
SWITZERLAND - 3.2%
20,012 DSM-Firmenich AG 2,022,892
3,650 Zurich Insurance Group AG 2,170,895
TOTAL SWITZERLAND 4,193,787
UNITED KINGDOM - 4.2%
43,479 AstraZeneca PLC, Sponsored ADR 2,848,744
216,511 National Grid PLC 2,572,205
TOTAL UNITED KINGDOM 5,420,949

See Notes to Financial Statements
Investments in Derivatives
SHARES DESCRIPTION VALUE
UNITED STATES - 56.3%
14,771 AbbVie Inc $ 2,624,807
33,263 Alliant Energy Corp 1,967,174
175,411 AT&T Inc 3,994,108
13,000 (a) Boeing Co/The 2,301,000
22,334 (b) Broadcom Inc 5,177,915
13,461 Chevron Corp 1,949,691
36,860 Cisco Systems Inc 2,182,112
24,189 Coca-Cola Co/The 1,506,007
39,411 Delta Air Lines Inc 2,384,366
5,772 Eaton Corp PLC 1,915,554
5,355 Elevance Health Inc 1,975,460
78,974 Enterprise Products Partners LP 2,476,625
4,903 Everest Group Ltd 1,777,141
29,379 Eversource Energy 1,687,236
50,461 (b) Fifth Third Bancorp 2,133,491
6,770 General Dynamics Corp 1,783,827
53,426 (b) General Motors Co 2,846,003
416,756 Haleon PLC 1,965,067
5,906 (b) Home Depot Inc/The 2,297,375
4,884 Honeywell International Inc 1,103,247
42,038 Intel Corp 842,862
13,417 JPMorgan Chase & Co 3,216,189
38,082 Las Vegas Sands Corp 1,955,892
19,241 Oracle Corp 3,206,320
28,471 Sanofi SA 2,767,687
110,368 Shell PLC 3,440,280
44,916 Smurfit WestRock PLC 2,419,176
2,756 UnitedHealth Group Inc 1,394,150
39,987 Walmart Inc 3,612,825
14,788 Walt Disney Co/The 1,646,644
47,069 Wells Fargo & Co 3,306,127
TOTAL UNITED STATES 73,856,358
TOTAL COMMON STOCKS
(Cost $95,167,219) 130,207,386
TOTAL LONG-TERM INVESTMENTS
(Cost $95,167,219) 130,207,386
OTHER ASSETS & LIABILITIES, NET -  0.7% 928,446
NET ASSETS - 100% $ 131,135,832
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
Options Written
Type Description (a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call Boeing Co/The (130) $ (2,210,000) $ 170 4/17/25 $ (244,400)
Total Options Written (premiums received $141,452) (130) $(2,210,000) $(244,400)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

Portfolio of Investments December 31, 2024
International Value
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
103680213 COMMON STOCKS - 99.4%
AUSTRALIA - 1.1%
48,837 BHP Group Ltd $ 1,191,367
TOTAL AUSTRALIA 1,191,367
BELGIUM - 1.1%
16,282 Groupe Bruxelles Lambert NV 1,113,295
TOTAL BELGIUM 1,113,295
CANADA - 3.4%
26,652 Agnico Eagle Mines Ltd 2,084,453
32,996 Nutrien Ltd 1,476,436
TOTAL CANADA 3,560,889
CHINA - 0.8%
9,799 (a) Baidu Inc, Sponsored ADR 826,154
TOTAL CHINA 826,154
FINLAND - 1.0%
93,800 Nordea Bank Abp 1,023,428
TOTAL FINLAND 1,023,428
FRANCE - 12.1%
35,002 Accor SA 1,702,413
147,043 Alstom SA 3,280,979
25,521 Publicis Groupe SA 2,716,956
37,814 Societe Generale SA 1,061,268
80,919 Technip Energies NV 2,161,468
12,006 Thales SA 1,724,005
TOTAL FRANCE 12,647,089
GERMANY - 11.3%
44,499 AIXTRON SE 699,227
6,037 Allianz SE 1,855,549
56,296 Deutsche Post AG 1,987,382
34,535 Fresenius Medical Care AG 1,572,406
9,683 SAP SE 2,381,767
16,689 Siemens AG 3,254,265
TOTAL GERMANY 11,750,596
HONG KONG - 2.3%
916,000 Hang Lung Properties Ltd 730,266
214,698 Prudential PLC 1,703,848
TOTAL HONG KONG 2,434,114
JAPAN - 21.8%
60,100 FUJIFILM Holdings Corp 1,243,446
99,600 Japan Airlines Co Ltd 1,570,135
56,585 Komatsu Ltd 1,541,508
95,462 Mabuchi Motor Co Ltd 1,349,644
121,600 Mitsubishi Electric Corp 2,053,306
59,807 (b) Nippon Telegraph & Telephone Corp, ADR 1,503,165
90,000 Rohm Co Ltd 836,245
87,464 Sekisui House Ltd 2,085,501
102,600 Seven & i Holdings Co Ltd 1,608,524
82,000 Sompo Holdings Inc 2,124,642
139,500 Sumitomo Mitsui Trust Group Inc 3,258,653
12,561 (b) Toyota Motor Corp, Sponsored ADR 2,444,496
151,100 Yamaha Corp 1,074,789
TOTAL JAPAN 22,694,054
MACAU - 1.8%
717,091 (a) Sands China Ltd 1,909,327
TOTAL MACAU 1,909,327
NETHERLANDS - 8.2%
21,049 Heineken NV 1,500,144
234,768 ING Groep NV 3,679,184
27,975 NN Group NV 1,219,949

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
NETHERLANDS (continued)
12,680 Wolters Kluwer NV $ 2,106,710
TOTAL NETHERLANDS 8,505,987
SINGAPORE - 1.7%
143,232 Oversea-Chinese Banking Corp Ltd 1,749,303
TOTAL SINGAPORE 1,749,303
SOUTH AFRICA - 1.4%
49,978 Anglo American PLC 1,477,707
TOTAL SOUTH AFRICA 1,477,707
SOUTH KOREA - 1.3%
13,324 Hyundai Motor Co 1,367,477
TOTAL SOUTH KOREA 1,367,477
SWITZERLAND - 5.7%
28,156 Adecco Group AG 695,530
707 Barry Callebaut AG 941,343
11,964 DSM-Firmenich AG 1,209,368
103,718 UBS Group AG 3,144,731
TOTAL SWITZERLAND 5,990,972
TAIWAN - 1.6%
50,000 Taiwan Semiconductor Manufacturing Co Ltd 1,625,001
TOTAL TAIWAN 1,625,001
UNITED KINGDOM - 10.8%
721,930 Barclays PLC 2,414,996
824,951 Dowlais Group PLC 693,033
299,714 Melrose Industries PLC 2,071,137
180,846 National Grid PLC 2,148,496
1,014,006 Taylor Wimpey PLC 1,543,321
532,571 Tesco PLC 2,449,479
TOTAL UNITED KINGDOM 11,320,462
UNITED STATES - 12.0%
33,986 Axis Capital Holdings Ltd 3,011,839
87,182 GSK PLC 1,470,522
7,039 Roche Holding AG 1,968,151
25,261 Sanofi SA 2,455,641
57,252 Shell PLC, ADR 3,586,838
TOTAL UNITED STATES 12,492,991
TOTAL COMMON STOCKS
(Cost $71,810,161) 103,680,213
TOTAL LONG-TERM INVESTMENTS
(Cost $71,810,161) 103,680,213
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.0%
2,112,112 (c) State Street Navigator Securities Lending
Government Money Market Portfolio
4 .460% (d) 2,112,112
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,112,112) 2,112,112
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%
75,000 REPURCHASE AGREEMENTS - 0.1%
$ 75,000 (e) Fixed Income Clearing Corporation 4 .430 01/02/25 75,000
TOTAL REPURCHASE AGREEMENTS
(Cost $75,000) 75,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $75,000) 75,000
TOTAL INVESTMENTS (Cost $ 73,997,273 ) - 101 .5% 105,867,325
OTHER ASSETS & LIABILITIES, NET -  (1.5)% (1,527,220)
NET ASSETS - 100% $ 104,340,105

Portfolio of Investments December 31, 2024
(continued)
International Value

See Notes to Financial Statements
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,045,141.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.430% dated 12/31/24 to be repurchased at $75,018 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 5/15/42, valued at $76,616.

Portfolio of Investments December 31, 2024
Large Cap Value Opportunities
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
21999113 COMMON STOCKS - 99 .8% 21999113
AUTOMOBILES & COMPONENTS - 4.3%
28,105 Ford Motor Co $ 278,240
12,541 General Motors Co 668,058
TOTAL AUTOMOBILES & COMPONENTS 946,298
BANKS - 9.1%
7,795 Citigroup Inc 548,690
2,869 JPMorgan Chase & Co 687,728
10,783 Wells Fargo & Co 757,398
TOTAL BANKS 1,993,816
CAPITAL GOODS - 14.2%
3,262 (a) Boeing Co/The 577,374
10,556 Flowserve Corp 607,181
2,124 General Dynamics Corp 559,653
725 Hubbell Inc 303,695
6,282 nVent Electric PLC 428,182
2,203 Regal Rexnord Corp 341,751
2,732 RTX Corp 316,147
TOTAL CAPITAL GOODS 3,133,983
CONSUMER DURABLES & APPAREL - 0.6%
1,145 PulteGroup Inc 124,691
TOTAL CONSUMER DURABLES & APPAREL 124,691
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.0%
7,488 Walmart Inc 676,541
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 676,541
ENERGY - 9.5%
8,462 Baker Hughes Co 347,111
1,302 Cheniere Energy Inc 279,761
2,833 Hess Corp 376,817
24,182 Permian Resources Corp 347,737
11,866 Shell PLC, ADR 743,405
TOTAL ENERGY 2,094,831
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
2,861 Alexandria Real Estate Equities Inc 279,091
2,582 Camden Property Trust 299,615
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 578,706
FINANCIAL SERVICES - 10.7%
3,496 Discover Financial Services 605,612
2,809 (a) Fiserv Inc 577,025
3,276 KKR & Co Inc 484,553
2,853 Morgan Stanley 358,679
3,240 State Street Corp 318,006
TOTAL FINANCIAL SERVICES 2,343,875
FOOD, BEVERAGE & TOBACCO - 1.2%
2,204 Philip Morris International Inc 265,251
TOTAL FOOD, BEVERAGE & TOBACCO 265,251
HEALTH CARE EQUIPMENT & SERVICES - 3.9%
2,308 Quest Diagnostics Inc 348,185
1,015 UnitedHealth Group Inc 513,448
TOTAL HEALTH CARE EQUIPMENT & SERVICES 861,633
HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
50,425 (b) Haleon PLC, ADR 481,055
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 481,055
INSURANCE - 4.2%
4,770 American International Group Inc 347,256
740 Aon PLC, Class A 265,778
1,300 RenaissanceRe Holdings Ltd 323,453
TOTAL INSURANCE 936,487

Portfolio of Investments December 31, 2024
(continued)
Large Cap Value Opportunities

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS - 5.9%
3,908 BHP Group Ltd, Sponsored ADR $ 190,828
6,093 Corteva Inc 347,057
6,088 DuPont de Nemours Inc 464,210
5,418 Smurfit WestRock PLC 291,813
TOTAL MATERIALS 1,293,908
MEDIA & ENTERTAINMENT - 4.4%
2,483 Alphabet Inc, Class A 470,032
6,003 (a) TripAdvisor Inc 88,664
2,913 Walt Disney Co/The 324,363
8,986 (a) Warner Bros Discovery Inc 94,982
TOTAL MEDIA & ENTERTAINMENT 978,041
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
5,506 AstraZeneca PLC, Sponsored ADR 360,753
5,841 Gilead Sciences Inc 539,533
2,683 Merck & Co Inc 266,905
12,023 Pfizer Inc 318,970
9,317 Sanofi SA, ADR 449,359
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,935,520
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
10,440 Intel Corp 209,322
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 209,322
SOFTWARE & SERVICES - 4.4%
15,494 Gen Digital Inc 424,226
3,158 Oracle Corp 526,249
TOTAL SOFTWARE & SERVICES 950,475
TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
3,504 Seagate Technology Holdings PLC 302,430
9,009 (a) Viasat Inc 76,667
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 379,097
TELECOMMUNICATION SERVICES - 2.9%
27,954 AT&T Inc 636,512
TOTAL TELECOMMUNICATION SERVICES 636,512
UTILITIES - 5.3%
4,465 Alliant Energy Corp 264,060
2,286 Duke Energy Corp 246,294
5,610 FirstEnergy Corp 223,166
5,256 Pinnacle West Capital Corp 445,551
TOTAL UTILITIES 1,179,071
TOTAL COMMON STOCKS
(Cost $13,665,347) 21,999,113
TOTAL LONG-TERM INVESTMENTS
(Cost $13,665,347) 21,999,113
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
4,999 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .460% (d) 4,999
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $4,999) 4,999

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%
25,000 REPURCHASE AGREEMENTS - 0 .1% 25,000
$ 25,000 (e) Fixed Income Clearing Corporation 4 .430% 01/02/25 $ 25,000
TOTAL REPURCHASE AGREEMENTS
(Cost $25,000) 25,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,000) 25,000
TOTAL INVESTMENTS - 99 .9%
(Cost $ 13,695,346 ) 22,029,112
OTHER ASSETS & LIABILITIES, NET -  0.1% 31,473
NET ASSETS - 100% $ 22,060,585
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,711.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.430% dated 12/31/24 to be repurchased at $25,006 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 5/15/42, valued at $25,648.

Portfolio of Investments December 31, 2024
Multi Cap Value
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
497738966 COMMON STOCKS - 99 .9% 497738966
AUTOMOBILES & COMPONENTS - 4.3%
650,353 Ford Motor Co $ 6,438,495
281,112 General Motors Co 14,974,836
TOTAL AUTOMOBILES & COMPONENTS 21,413,331
BANKS - 12.0%
253,620 Bank of NT Butterfield & Son Ltd/The 9,269,811
172,766 Citigroup Inc 12,160,999
63,230 JPMorgan Chase & Co 15,156,863
235,903 Wells Fargo & Co 16,569,826
80,448 Western Alliance Bancorp 6,720,626
TOTAL BANKS 59,878,125
CAPITAL GOODS - 14.6%
72,529 (a) Boeing Co/The 12,837,633
19,978 Curtiss-Wright Corp 7,089,593
282,720 Flowserve Corp 16,262,054
44,709 General Dynamics Corp 11,780,374
16,119 Hubbell Inc 6,752,088
150,401 nVent Electric PLC 10,251,332
49,555 Regal Rexnord Corp 7,687,467
TOTAL CAPITAL GOODS 72,660,541
CONSUMER DURABLES & APPAREL - 0.6%
26,219 PulteGroup Inc 2,855,249
TOTAL CONSUMER DURABLES & APPAREL 2,855,249
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.0%
165,234 Walmart Inc 14,928,892
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 14,928,892
ENERGY - 10.3%
249,487 (b) Atlas Energy Solutions Inc 5,533,622
184,058 Baker Hughes Co 7,550,059
25,486 Cheniere Energy Inc 5,476,177
56,457 Hess Corp 7,509,346
594,670 Permian Resources Corp 8,551,355
269,129 Shell PLC, ADR 16,860,932
TOTAL ENERGY 51,481,491
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.7%
63,271 Alexandria Real Estate Equities Inc 6,172,086
55,541 Camden Property Trust 6,444,978
168,816 STAG Industrial Inc 5,709,357
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,326,421
FINANCIAL SERVICES - 8.1%
79,564 Discover Financial Services 13,782,872
58,975 (a) Fiserv Inc 12,114,645
61,094 Morgan Stanley 7,680,738
68,303 State Street Corp 6,703,939
TOTAL FINANCIAL SERVICES 40,282,194
HEALTH CARE EQUIPMENT & SERVICES - 2.3%
22,900 UnitedHealth Group Inc 11,584,194
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,584,194
HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
1,142,813 (b) Haleon PLC, ADR 10,902,436
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,902,436
INSURANCE - 3.7%
14,655 Aon PLC, Class A 5,263,490
16,113 Everest Group Ltd 5,840,318
29,226 RenaissanceRe Holdings Ltd 7,271,720
TOTAL INSURANCE 18,375,528

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS - 4.9%
142,153 DuPont de Nemours Inc $ 10,839,166
63,817 Innospec Inc 7,023,699
125,081 Smurfit WestRock PLC 6,736,863
TOTAL MATERIALS 24,599,728
MEDIA & ENTERTAINMENT - 4.8%
48,733 Alphabet Inc, Class A 9,225,157
374,471 (a) TripAdvisor Inc 5,530,937
61,738 Walt Disney Co/The 6,874,526
220,143 (a) Warner Bros Discovery Inc 2,326,912
TOTAL MEDIA & ENTERTAINMENT 23,957,532
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.9%
446,050 (a) ADMA Biologics Inc 7,649,758
102,749 AstraZeneca PLC, Sponsored ADR 6,732,114
130,222 Gilead Sciences Inc 12,028,606
58,055 Merck & Co Inc 5,775,311
243,502 Pfizer Inc 6,460,108
216,055 Sanofi SA, ADR 10,420,333
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 49,066,230
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
95,311 Intel Corp 1,910,986
86,260 (a) Rambus Inc 4,559,703
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,470,689
SOFTWARE & SERVICES - 5.8%
360,686 Gen Digital Inc 9,875,583
71,781 Oracle Corp 11,961,586
221,469 (a) Teradata Corp 6,898,759
TOTAL SOFTWARE & SERVICES 28,735,928
TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
202,661 (a) Viasat Inc 1,724,645
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,724,645
TELECOMMUNICATION SERVICES - 2.9%
640,534 AT&T Inc 14,584,959
TOTAL TELECOMMUNICATION SERVICES 14,584,959
UTILITIES - 5.2%
99,558 Alliant Energy Corp 5,887,860
51,456 Duke Energy Corp 5,543,869
113,429 FirstEnergy Corp 4,512,206
117,576 Pinnacle West Capital Corp 9,966,918
TOTAL UTILITIES 25,910,853
TOTAL COMMON STOCKS
(Cost $397,318,603) 497,738,966
TOTAL LONG-TERM INVESTMENTS
(Cost $397,318,603) 497,738,966
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
6,176,318 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .460% (d) 6,176,318
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $6,176,318) 6,176,318

Portfolio of Investments December 31, 2024
(continued)
Multi Cap Value

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%
325,000 REPURCHASE AGREEMENTS - 0 .1% 325,000
$ 325,000 (e) Fixed Income Clearing Corporation 4 .430% 01/02/25 $ 325,000
TOTAL REPURCHASE AGREEMENTS
(Cost $325,000) 325,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $325,000) 325,000
TOTAL INVESTMENTS - 101 .2%
(Cost $ 403,819,921 ) 504,240,284
OTHER ASSETS & LIABILITIES, NET -  (1.2)% (5,929,224)
NET ASSETS - 100% $ 498,311,060
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,908,775.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.430% dated 12/31/24 to be repurchased at $325,080 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 5/15/42, valued at $331,618.

Portfolio of Investments December 31, 2024
Small Cap Value Opportunities
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 95.0%
206228680 COMMON STOCKS - 95 .0% 206228680
BANKS - 16.1%
106,725 (a) Chain Bridge Bancorp Inc $ 2,675,596
47,284 Enterprise Financial Services Corp 2,666,818
171,693 Home BancShares Inc/AR 4,858,912
90,358 Independent Bank Corp/MI 3,147,169
133,079 Pacific Premier Bancorp Inc 3,316,329
173,713 Seacoast Banking Corp of Florida 4,782,318
57,397 SouthState Corp 5,709,853
59,795 (a) Texas Capital Bancshares Inc 4,675,969
37,678 Western Alliance Bancorp 3,147,620
TOTAL BANKS 34,980,584
CAPITAL GOODS - 12.0%
28,809 Atkore Inc 2,404,111
112,641 Columbus McKinnon Corp/NY 4,194,751
34,839 EnerSys 3,220,169
19,837 ESCO Technologies Inc 2,642,487
86,266 Flowserve Corp 4,962,020
137,902 Mueller Water Products Inc, Class A 3,102,795
17,378 (a) MYR Group Inc 2,585,325
60,837 (a) Vicor Corp 2,939,644
TOTAL CAPITAL GOODS 26,051,302
COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
480,995 Alight Inc, Class A 3,328,485
54,992 Barrett Business Services Inc 2,388,852
303,484 (a) TrueBlue Inc 2,549,266
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,266,603
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.6%
61,367 Academy Sports & Outdoors Inc 3,530,443
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,530,443
CONSUMER DURABLES & APPAREL - 1.2%
358,863 (a) Under Armour Inc, Class C 2,677,118
TOTAL CONSUMER DURABLES & APPAREL 2,677,118
CONSUMER SERVICES - 4.5%
209,004 (a) El Pollo Loco Holdings Inc 2,411,906
172,064 Perdoceo Education Corp 4,554,534
26,828 (a) Stride Inc 2,788,234
TOTAL CONSUMER SERVICES 9,754,674
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
168,073 (a) Grocery Outlet Holding Corp 2,623,620
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,623,620
ENERGY - 4.9%
207,593 Antero Midstream Corp 3,132,578
101,460 (b) Atlas Energy Solutions Inc 2,250,383
64,293 California Resources Corp 3,336,164
84,201 Magnolia Oil & Gas Corp, Class A 1,968,619
TOTAL ENERGY 10,687,744
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.0%
115,187 CareTrust REIT Inc 3,115,808
135,468 Independence Realty Trust Inc 2,687,685
69,932 PotlatchDeltic Corp 2,744,831
70,668 SL Green Realty Corp 4,799,771
119,707 STAG Industrial Inc 4,048,491
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 17,396,586
FINANCIAL SERVICES - 7.2%
691,532 BGC Group Inc, Class A 6,265,280
249,222 DigitalBridge Group Inc 2,811,224
120,165 Marex Group PLC 3,745,543

Portfolio of Investments December 31, 2024
(continued)
Small Cap Value Opportunities

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
28,985 (a) Mr Cooper Group Inc $ 2,782,850
TOTAL FINANCIAL SERVICES 15,604,897
FOOD, BEVERAGE & TOBACCO - 1.6%
89,657 (a) Simply Good Foods Co/The 3,494,830
TOTAL FOOD, BEVERAGE & TOBACCO 3,494,830
HEALTH CARE EQUIPMENT & SERVICES - 3.4%
78,522 (a) Castle Biosciences Inc 2,092,611
172,103 (a) Pediatrix Medical Group Inc 2,257,992
174,902 (a) Tactile Systems Technology Inc 2,996,071
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,346,674
INSURANCE - 4.6%
61,523 Axis Capital Holdings Ltd 5,452,168
90,824 (a) Skyward Specialty Insurance Group Inc 4,590,245
TOTAL INSURANCE 10,042,413
MATERIALS - 2.4%
28,467 Materion Corp 2,814,817
78,510 Worthington Steel Inc 2,498,188
TOTAL MATERIALS 5,313,005
MEDIA & ENTERTAINMENT - 2.2%
68,187 John Wiley & Sons Inc, Class A 2,980,454
267,542 (a) Vimeo Inc 1,712,269
TOTAL MEDIA & ENTERTAINMENT 4,692,723
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.7%
242,746 (a) ADMA Biologics Inc 4,163,094
110,863 (a) Alkermes PLC 3,188,420
54,345 (a) Biohaven Ltd 2,029,786
17,689 (a) Cytokinetics Inc 832,090
43,327 (a) Halozyme Therapeutics Inc 2,071,464
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 12,284,854
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
64,128 (a) Ambarella Inc 4,664,671
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,664,671
SOFTWARE & SERVICES - 2.0%
310,147 Adeia Inc 4,335,855
TOTAL SOFTWARE & SERVICES 4,335,855
TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
207,867 (a) Arlo Technologies Inc 2,326,032
290,235 (a) Harmonic Inc 3,839,809
33,441 (a) Lumentum Holdings Inc 2,807,372
544,356 (a) Powerfleet Inc NJ 3,625,411
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 12,598,624
UTILITIES - 4.6%
33,140 IDACORP Inc 3,621,539
32,265 MGE Energy Inc 3,031,620
47,594 Spire Inc 3,228,301
TOTAL UTILITIES 9,881,460
TOTAL COMMON STOCKS
(Cost $172,400,748) 206,228,680
TOTAL LONG-TERM INVESTMENTS
(Cost $172,400,748) 206,228,680
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.1%
2,319,649 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .460% (d) 2,319,649
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,319,649) 2,319,649

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  5.0%
10784827 REPURCHASE AGREEMENTS - 5 .0% 10784827
$ 10,450,000 (e) Fixed Income Clearing Corporation 4 .430% 01/02/25 $ 10,450,000
334,827 (f) Fixed Income Clearing Corporation 1 .360 01/02/25 334,827
TOTAL REPURCHASE AGREEMENTS
(Cost $10,784,827) 10,784,827
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,784,827) 10,784,827
TOTAL INVESTMENTS - 101 .1%
(Cost $ 185,505,224 ) 219,333,156
OTHER ASSETS & LIABILITIES, NET -  (1.1)% (2,304,971)
NET ASSETS - 100% $ 217,028,185
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,227,870.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.430% dated 12/31/24 to be repurchased at $10,452,572 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 5/15/42, valued at $10,659,152.
(f) Agreement with Fixed Income Clearing Corporation, 1.360% dated 12/31/24 to be repurchased at $334,852 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 12/31/31, valued at $341,686.

Portfolio of Investments December 31, 2024
Small/Mid Cap Value
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.9%
106084997 COMMON STOCKS - 96 .9% 106084997
BANKS - 7.5%
17,944 East West Bancorp Inc $ 1,718,317
14,433 Popular Inc 1,357,568
34,820 Prosperity Bancshares Inc 2,623,687
25,641 SouthState Corp 2,550,767
TOTAL BANKS 8,250,339
CAPITAL GOODS - 19.7%
20,365 AECOM 2,175,389
9,447 BWX Technologies Inc 1,052,301
11,800 (a) Chart Industries Inc 2,251,912
8,387 Crane Co 1,272,727
3,926 Curtiss-Wright Corp 1,393,220
18,512 EnerSys 1,711,064
51,040 Flowserve Corp 2,935,820
13,060 ITT Inc 1,866,013
16,371 (a) Middleby Corp/The 2,217,452
19,359 nVent Electric PLC 1,319,509
13,521 Regal Rexnord Corp 2,097,514
27,132 (a) Vicor Corp 1,311,018
TOTAL CAPITAL GOODS 21,603,939
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.3%
27,316 Academy Sports & Outdoors Inc 1,571,489
21,090 (a) Wayfair Inc, Class A 934,709
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,506,198
CONSUMER DURABLES & APPAREL - 2.5%
83,353 Levi Strauss & Co, Class A 1,442,008
179,579 (a) Under Armour Inc, Class C 1,339,659
TOTAL CONSUMER DURABLES & APPAREL 2,781,667
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
19,630 (a) BJ's Wholesale Club Holdings Inc 1,753,941
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,753,941
ENERGY - 5.7%
43,965 (a) Antero Resources Corp 1,540,973
63,934 (b) Atlas Energy Solutions Inc 1,418,056
17,774 Expand Energy Corp 1,769,402
101,472 Permian Resources Corp 1,459,167
TOTAL ENERGY 6,187,598
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.3%
24,907 BXP Inc 1,852,085
16,621 Camden Property Trust 1,928,700
21,006 Equity LifeStyle Properties Inc 1,399,000
24,036 PotlatchDeltic Corp 943,413
56,306 STAG Industrial Inc 1,904,269
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 8,027,467
FINANCIAL SERVICES - 9.0%
156,393 AGNC Investment Corp 1,440,380
366,087 BGC Group Inc, Class A 3,316,747
133,168 DigitalBridge Group Inc 1,502,135
20,220 (a) Mr Cooper Group Inc 1,941,322
15,657 Stifel Financial Corp 1,660,895
TOTAL FINANCIAL SERVICES 9,861,479
FOOD, BEVERAGE & TOBACCO - 1.8%
62,384 Primo Brands Corp 1,919,555
TOTAL FOOD, BEVERAGE & TOBACCO 1,919,555
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
33,513 (a) QuidelOrtho Corp 1,493,004
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,493,004

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INSURANCE - 5.8%
11,563 American Financial Group Inc/OH $ 1,583,322
30,504 Axis Capital Holdings Ltd 2,703,264
5,787 Everest Group Ltd 2,097,556
TOTAL INSURANCE 6,384,142
MATERIALS - 6.5%
6,069 Avery Dennison Corp 1,135,692
17,043 Crown Holdings Inc 1,409,286
31,467 FMC Corp 1,529,611
15,433 Materion Corp 1,526,015
5,500 Reliance Inc 1,480,930
TOTAL MATERIALS 7,081,534
MEDIA & ENTERTAINMENT - 1.4%
35,369 John Wiley & Sons Inc, Class A 1,545,979
TOTAL MEDIA & ENTERTAINMENT 1,545,979
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
121,605 (a) ADMA Biologics Inc 2,085,525
55,538 (a) Alkermes PLC 1,597,273
23,627 Bruker Corp 1,385,015
90,697 (a) Elanco Animal Health Inc 1,098,341
5,863 (a) United Therapeutics Corp 2,068,701
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,234,855
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
21,886 (a) Zillow Group Inc, Class A 1,550,623
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,550,623
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
31,907 (a) Ambarella Inc 2,320,914
30,610 (a) Rambus Inc 1,618,045
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,938,959
TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
20,120 (a) Ciena Corp 1,706,378
28,234 Cognex Corp 1,012,471
17,173 (a) Lumentum Holdings Inc 1,441,673
21,861 Seagate Technology Holdings PLC 1,886,823
4,285 (a) Zebra Technologies Corp, Class A 1,654,953
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,702,298
TRANSPORTATION - 1.2%
29,015 (a) GXO Logistics Inc 1,262,153
TOTAL TRANSPORTATION 1,262,153
UTILITIES - 3.7%
12,161 IDACORP Inc 1,328,954
32,849 OGE Energy Corp 1,355,022
15,516 Pinnacle West Capital Corp 1,315,291
TOTAL UTILITIES 3,999,267
TOTAL COMMON STOCKS
(Cost $85,528,234) 106,084,997
TOTAL LONG-TERM INVESTMENTS
(Cost $85,528,234) 106,084,997
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.3%
1,461,269 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .460% (d) 1,461,269
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,461,269) 1,461,269

Portfolio of Investments December 31, 2024
(continued)
Small/Mid Cap Value

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.2%
3462301 REPURCHASE AGREEMENTS - 3 .2% 3462301
$ 112,301 (e) Fixed Income Clearing Corporation 1 .360% 01/02/25 $ 112,301
3,350,000 (f) Fixed Income Clearing Corporation 4 .430 01/02/25 3,350,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,462,301) 3,462,301
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,462,301) 3,462,301
TOTAL INVESTMENTS - 101 .4%
(Cost $ 90,451,804 ) 111,008,567
OTHER ASSETS & LIABILITIES, NET -  (1.4)% (1,514,644)
NET ASSETS - 100% $ 109,493,923
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,403,861.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 1.360% dated 12/31/24 to be repurchased at $112,309 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 12/31/31, valued at $114,660.
(f) Agreement with Fixed Income Clearing Corporation, 4.430% dated 12/31/24 to be repurchased at $3,350,825 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/44, valued at $3,417,128.

Statement of Assets and Liabilities
See Notes to Financial Statements

December 31, 2024 (Unaudited)
Global Equity
Income
International
Value
Large Cap Value
Opportunities Multi Cap Value
Small Cap Value
Opportunities
Small/Mid Cap
Value
ASSETS
Long-term investments, at value
†‡
$ 130,207,386 $ 103,680,213 $ 21,999,113 $ 497,738,966 $ 206,228,680 $ 106,084,997
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – 2,112,112 4,999 6,176,318 2,319,649 1,461,269
Short-term investments, at value
◊
– 75,000 25,000 325,000 10,784,827 3,462,301
Cash 1,099,786 23,866 11,704 23,219 – –
Cash denominated in foreign currencies
^
– 102 – – – –
Receivables:
Dividends 108,401 108,484 20,357 361,368 208,760 186,226
Interest – 9 3 40 1,299 417
Investments sold 932,075 302,881 – – – –
Reclaims 104,019 155,543 – 5,442 – –
Reimbursement from Adviser 41,261 16,128 22,836 76,075 173,496 43,420
Shares sold 10,379 92,960 1,787 402,409 156,959 111,882
Other 102,482 92,889 43,231 61,117 48,358 38,917
Total assets 132,605,789 106,660,187 22,129,030 505,169,954 219,922,028 111,389,429
LIABILITIES
Written options, at value
#
244,400 – – – – –
Payables:
Management fees 80,131 64,150 12,711 301,339 162,749 72,550
Collateral from securities lending 54 2,112,112 4,999 6,176,318 2,319,649 1,461,269
Interest 26 21 5 89 41 20
Investments purchased - regular settlement 879,179 – – – – –
Shares redeemed 38,257 7,973 320 118,263 166,886 256,835
Accrued expenses:
Custodian fees 37,570 24,333 10,517 28,596 20,606 19,135
Trustees fees 89,181 39,041 13,007 23,803 20,223 1,929
Professional fees 33,615 24,702 13,796 33,206 28,149 21,548
Shareholder reporting expenses 12,665 13,050 5,831 – 35,425 14,932
Shareholder servicing agent fees 35,295 29,938 4,213 162,560 133,509 45,433
12b-1 distribution and service fees 19,584 4,762 3,046 14,720 6,606 1,855
Total liabilities 1,469,957 2,320,082 68,445 6,858,894 2,893,843 1,895,506
Net assets $ 131,135,832 $ 104,340,105 $ 22,060,585 $ 498,311,060 $ 217,028,185 $ 109,493,923
NET ASSETS CONSIST OF:
Paid-in capital $ 322,947,148 $ 271,720,354 $ 13,233,743 $ 396,540,310 $ 173,494,969 $ 84,614,758
Total distributable earnings (loss) (191,811,316) (167,380,249) 8,826,842 101,770,750 43,533,216 24,879,165
Net assets $ 131,135,832 $ 104,340,105 $ 22,060,585 $ 498,311,060 $ 217,028,185 $ 109,493,923
†
Long-term investments, cost $ 95,167,219 $ 71,810,161 $ 13,665,347 $ 397,318,603 $ 172,400,748 $ 85,528,234
◊
Short-term investments, cost — 75,000 25,000 325,000 10,784,827 3,462,301
‡ Includes securities loaned of $ — $ 2,045,141 $ 3,711 $ 5,908,775 $ 2,227,870 $ 1,403,861
#
Written options, premiums received $ 141,452 $ – $ – $ – $ – $ –
^
Cash denominated in foreign currencies, cost $ – $ 103 $ – $ – $ – $ –

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Global Equity
Income
International
Value
Large Cap Value
Opportunities Multi Cap Value
Small Cap Value
Opportunities
Small/Mid Cap
Value
CLASS A:
Net assets $ 86,960,664 $ 20,201,145 $ 8,932,720 $ 52,387,947 $ 23,020,437 $ 6,830,046
Shares outstanding 2,509,226 729,061 1,840,067 962,054 474,731 213,936
Net asset value ("NAV") per share $ 34.66 $ 27.71 $ 4.85 $ 54.45 $ 48.49 $ 31.93
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus
maximum sales charge) $ 36.77 $ 29.40 $ 5.15 $ 57.77 $ 51.45 $ 33.88
CLASS C:
Net assets $ 855,812 $ 383,981 $ 1,277,632 $ 4,040,784 $ 1,660,403 $ 450,218
Shares outstanding 24,761 14,633 357,580 79,974 43,399 17,774
NAV and offering price per share $ 34.56 $ 26.24 $ 3.57 $ 50.53 $ 38.26 $ 25.33
CLASS R6:
Net assets $ — $ — $ — $ — $ 6,780,321 $ 26,018,751
Shares outstanding — — — — 129,710 779,150
NAV and offering price per share $ — $ — $ — $ — $ 52.27 $ 33.39
CLASS I:
Net assets $ 43,319,356 $ 83,754,979 $ 11,850,233 $ 441,882,329 $ 185,567,024 $ 76,194,908
Shares outstanding 1,249,797 3,002,964 2,417,488 8,027,129 3,617,294 2,304,332
NAV and offering price per share $ 34.66 $ 27.89 $ 4.90 $ 55.05 $ 51.30 $ 33.07
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended December 31, 2024 (Unaudited)
Global Equity
Income International Value
Large Cap Value
Opportunities Multi Cap Value
INVESTMENT INCOME
Affiliated income $ 36,357 $ 13,455 $ 4,839 $ 180,769
Dividends 1,690,859 1,243,195 246,406 5,365,583
Interest — 29,678 4,243 244,413
Securities lending income, net 257 12,637 997 24,315
Tax withheld (90,970) (78,834) — —
Total investment income 1,636,503 1,220,131 256,485 5,815,080
EXPENSES
– – – –
Management fees 479,634 390,518 74,553 1,792,620
12b-1 service fees - Class A 113,495 26,916 11,499 65,235
12b-1 distribution and service fees - Class C 4,680 2,183 6,317 17,708
Shareholder servicing agent fees - Class A 47,161 11,392 3,404 53,846
Shareholder servicing agent fees - Class C 487 231 467 3,662
Shareholder servicing agent fees - Class I 22,907 46,807 4,518 477,647
Interest expense 606 82 20 404
Trustees fees 2,738 2,236 446 10,755
Custodian expenses 28,104 18,921 9,223 35,267
Registration fees 25,114 26,415 23,810 25,302
Professional fees 21,122 22,527 14,987 27,496
Shareholder reporting expenses 19,944 22,892 16,283 44,395
Other 21,239 16,885 2,181 5,115
Total expenses before fee waiver/expense reimbursement 787,231 588,005 167,708 2,559,452
Fee waiver/expense reimbursement (86,636) (63,773) (65,451) (148,440)
Net expenses 700,595 524,232 102,257 2,411,012
Net investment income (loss) 935,908 695,899 154,228 3,404,068
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 3,497,527 (1,269,177) 711,052 7,811,691
Foreign currency transactions (6,089) (15,940) — —
Net realized gain (loss) 3,491,438 (1,285,117) 711,052 7,811,691
Change in unrealized appreciation (depreciation) on:
Investments 1,518,429 2,307,657 881,718 32,480,850
Written options (102,948) — — —
Foreign currency translations (775) (2,016) — —
Net change in unrealized appreciation (depreciation) 1,414,706 2,305,641 881,718 32,480,850
Net realized and unrealized gain (loss) 4,906,144 1,020,524 1,592,770 40,292,541
Net increase (decrease) in net assets from operations $ 5,842,052 $ 1,716,423 $ 1,746,998 $ 43,696,609

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended December 31, 2024 (Unaudited)
Small Cap Value
Opportunities
Small/Mid Cap
Value
INVESTMENT INCOME
Affiliated income $ 382,727 $ 56,447
Dividends 1,879,610 1,040,043
Interest 265,429 86,429
Securities lending income, net 1,918 1,311
Tax withheld (17,636) (9,526)
Total investment income 2,512,048 1,174,704
EXPENSES
– –
Management fees 955,347 413,566
12b-1 service fees - Class A 29,835 7,447
12b-1 distribution and service fees - Class C 8,776 1,796
Shareholder servicing agent fees - Class A 14,771 4,992
Shareholder servicing agent fees - Class C 1,089 302
Shareholder servicing agent fees - Class R6 152 643
Shareholder servicing agent fees - Class I 127,539 66,308
Interest expense 1,173 2,932
Trustees fees 4,734 2,090
Custodian expenses 19,327 15,389
Registration fees 33,437 30,003
Professional fees 20,982 18,651
Shareholder reporting expenses 38,158 21,850
Other 8,989 3,520
Total expenses before fee waiver/expense reimbursement 1,264,309 589,489
Fee waiver/expense reimbursement (99,677) (22,990)
Net expenses 1,164,632 566,499
Net investment income (loss) 1,347,416 608,205
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 26,716,705 9,549,740
Net realized gain (loss) 26,716,705 9,549,740
Change in unrealized appreciation (depreciation) on:
Investments 947,502 (687,985)
Net change in unrealized appreciation (depreciation) 947,502 (687,985)
Net realized and unrealized gain (loss) 27,664,207 8,861,755
Net increase (decrease) in net assets from operations $ 29,011,623 $ 9,469,960

Statement of Changes in Net Assets
See Notes to Financial Statements

Global Equity Income International Value
Unaudited
Six Months Ended
12/31/24
Year Ended
6/30/24
Unaudited
Six Months Ended
12/31/24
Year Ended
6/30/24
OPERATIONS
Net investment income (loss) $ 935,908 $ 3,278,251 $ 695,899 $ 2,518,052
Net realized gain (loss) 3,491,438 2,663,387 (1,285,117) 1,327,916
Net change in unrealized appreciation (depreciation) 1,414,706 11,639,974 2,305,641 5,219,238
Net increase (decrease) in net assets from operations 5,842,052 17,581,612 1,716,423 9,065,206
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (589,969) (2,118,642) (442,383) (398,900)
Class C (3,162) (19,513) (5,498) (5,861)
Class I (341,443) (1,146,457) (2,037,864) (1,682,661)
Total distributions (934,574) (3,284,612) (2,485,745) (2,087,422)
FUND SHARE TRANSACTIONS
Subscriptions 1,927,299 6,360,477 11,799,062 20,714,366
Reinvestments of distributions 882,511 3,103,251 2,398,425 2,015,669
Redemptions (9,717,115) (23,330,763) (12,951,071) (23,887,313)
Net increase (decrease) from Fund share transactions (6,907,305) (13,867,035) 1,246,416 (1,157,278)
Net increase (decrease) in net assets (1,999,827) 429,965 477,094 5,820,506
Net assets at the beginning of period 133,135,659 132,705,694 103,863,011 98,042,505
Net assets at the end of period $ 131,135,832 $ 133,135,659 $ 104,340,105 $ 103,863,011

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Large Cap Value Opportunities Multi Cap Value
Unaudited
Six Months Ended
12/31/24
Year Ended
6/30/24
Unaudited
Six Months Ended
12/31/24
Year Ended
6/30/24
OPERATIONS
Net investment income (loss) $ 154,228 $ 305,531 $ 3,404,068 $ 4,310,300
Net realized gain (loss) 711,052 853,608 7,811,691 (758,269)
Net change in unrealized appreciation (depreciation) 881,718 1,814,481 32,480,850 48,512,553
Net increase (decrease) in net assets from operations 1,746,998 2,973,620 43,696,609 52,064,584
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (562,967) (149,690) (838,874) (485,789)
Class C (90,441) (15,296) (35,759) (4,798)
Class I (778,014) (249,427) (8,082,180) (3,011,559)
Total distributions (1,431,422) (414,413) (8,956,813) (3,502,146)
FUND SHARE TRANSACTIONS
Subscriptions 1,000,285 1,764,393 33,291,724 333,207,830
Reinvestments of distributions 1,367,659 396,643 8,819,645 3,427,870
Redemptions (2,246,341) (3,029,144) (60,689,106) (23,475,336)
Net increase (decrease) from Fund share transactions 121,603 (868,108) (18,577,737) 313,160,364
Net increase (decrease) in net assets 437,179 1,691,099 16,162,059 361,722,802
Net assets at the beginning of period 21,623,406 19,932,307 482,149,001 120,426,199
Net assets at the end of period $ 22,060,585 $ 21,623,406 $ 498,311,060 $ 482,149,001

See Notes to Financial Statements

Small Cap Value Opportunities Small/Mid Cap Value
Unaudited
Six Months Ended
12/31/24
Year Ended
6/30/24
Unaudited
Six Months Ended
12/31/24
Year Ended
6/30/24
OPERATIONS
Net investment income (loss) $ 1,347,416 $ 1,354,393 $ 608,205 $ 1,073,409
Net realized gain (loss) 26,716,705 31,528,647 9,549,740 4,935,548
Net change in unrealized appreciation (depreciation) 947,502 1,256,815 (687,985) 11,246,237
Net increase (decrease) in net assets from operations 29,011,623 34,139,855 9,469,960 17,255,194
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (4,997,460) (144,508) (696,792) (16,659)
Class C (431,089) (5,472) (50,568) (1,171)
Class R6 (1,380,064) (59,351) (2,563,053) (165,869)
Class I (43,085,559) (1,447,900) (7,734,130) (700,108)
Total distributions (49,894,172) (1,657,231) (11,044,543) (883,807)
FUND SHARE TRANSACTIONS
Subscriptions 26,473,208 22,816,913 21,032,546 53,146,102
Reinvestments of distributions 47,655,601 1,577,333 10,992,363 881,046
Redemptions (51,375,053) (39,866,511) (20,909,604) (55,975,595)
Net increase (decrease) from Fund share transactions 22,753,756 (15,472,265) 11,115,305 (1,948,447)
Net increase (decrease) in net assets 1,871,207 17,010,359 9,540,722 14,422,940
Net assets at the beginning of period 215,156,978 198,146,619 99,953,201 85,530,261
Net assets at the end of period $ 217,028,185 $ 215,156,978 $ 109,493,923 $ 99,953,201

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Global Equity Income
Class
A
12/31/24
(e)
$ 33.43 $ 0.23 $ 1.23 $ 1.46 $ (0.23) $ — $ (0.23) $ 34.66
6/30/24
29.94 0.76 3.51 4.27 (0.78) — (0.78) 33.43
6/30/23
27.43 0.67 3.21 3.88 (1.37) — (1.37) 29.94
6/30/22
32.13 0.74 (4.26) (3.52) (1.18) — (1.18) 27.43
6/30/21
23.44 0.68 8.70 9.38 (0.69) — (0.69) 32.13
6/30/20
26.59 0.57 (3.10) (2.53) (0.62) — (0.62) 23.44
Class
C
12/31/24
(e)
33.36 0.10 1.22 1.32 (0.12) — (0.12) 34.56
6/30/24
29.89 0.48 3.54 4.02 (0.55) — (0.55) 33.36
6/30/23
27.37 0.47 3.20 3.67 (1.15) — (1.15) 29.89
6/30/22
32.06 0.44 (4.19) (3.75) (0.94) — (0.94) 27.37
6/30/21
23.40 0.44 8.70 9.14 (0.48) — (0.48) 32.06
6/30/20
26.54 0.40 (3.11) (2.71) (0.43) — (0.43) 23.40
Class
I
12/31/24
(e)
33.43 0.27 1.23 1.50 (0.27) — (0.27) 34.66
6/30/24
29.95 0.83 3.51 4.34 (0.86) — (0.86) 33.43
6/30/23
27.43 0.73 3.23 3.96 (1.44) — (1.44) 29.95
6/30/22
32.14 0.83 (4.28) (3.45) (1.26) — (1.26) 27.43
6/30/21
23.45 0.75 8.70 9.45 (0.76) — (0.76) 32.14
6/30/20
26.60 0.63 (3.10) (2.47) (0.68) — (0.68) 23.45
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
4.35% $ 86,961 1.23%
(f)
1.11%
(f)
1.30%
(f)
15%
14.40 89,171 1.27 1.11 2.45 27
14.46 86,807 1.28 1.11 2.35 29
(11.30) 86,811 1.26 1.10 2.33 59
40.43 105,751 1.26 1.11 2.44 42
(9.53) 80,897 1.24 1.11 2.37 53
3.94 856 1.98
(f)
1.86
(f)
0.59
(f)
15
13.51 1,003 2.02 1.86 1.55 27
13.61 1,879 2.03 1.86 1.62 29
(11.95) 1,649 2.01 1.85 1.37 59
39.34 4,660 2.01 1.86 1.64 42
(10.18) 14,342 1.99 1.86 1.61 53
4.48 43,319 0 .98
(f)
0.86
(f)
1.55
(f)
15
14.64 42,961 1.02 0.86 2.67 27
14.79 44,020 1.03 0.86 2.55 29
(11.10) 52,423 1.01 0.85 2.61 59
40.76 55,826 1.01 0.86 2.69 42
(9.25) 43,978 0.99 0.86 2.62 53

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
International Value
Class
A
12/31/24
(e)
$ 27.95 $ 0.15 $ 0.23 $ 0.38 $ (0.62) $ — $ (0.62) $ 27.71
6/30/24
26.11 0.60 1.74 2.34 (0.50) — (0.50) 27.95
6/30/23
23.20 0.58 3.45 4.03 (1.12) — (1.12) 26.11
6/30/22
27.73 0.60 (4.05) (3.45) (1.08) — (1.08) 23.20
6/30/21
20.17 0.70 7.34 8.04 (0.48) — (0.48) 27.73
6/30/20
23.39 0.32 (2.83) (2.51) (0.71) — (0.71) 20.17
Class
C
12/31/24
(e)
26.36 0.04 0.22 0.26 (0.38) — (0.38) 26.24
6/30/24
24.64 0.36 1.65 2.01 (0.29) — (0.29) 26.36
6/30/23
21.89 0.43 3.21 3.64 (0.89) — (0.89) 24.64
6/30/22
26.37 0.35 (3.80) (3.45) (1.03) — (1.03) 21.89
6/30/21
19.20 0.43 7.04 7.47 (0.30) — (0.30) 26.37
6/30/20
22.28 0.16 (2.73) (2.57) (0.51) — (0.51) 19.20
Class
I
12/31/24
(e)
28.16 0.19 0.23 0.42 (0.69) — (0.69) 27.89
6/30/24
26.31 0.68 1.73 2.41 (0.56) — (0.56) 28.16
6/30/23
23.37 0.65 3.48 4.13 (1.19) — (1.19) 26.31
6/30/22
27.87 0.64 (4.05) (3.41) (1.09) — (1.09) 23.37
6/30/21
20.27 0.75 7.38 8.13 (0.53) — (0.53) 27.87
6/30/20
23.50 0.36 (2.82) (2.46) (0.77) — (0.77) 20.27
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
1 .38% $ 20,201 1 .26%
(f)
1 .15%
(f)
1 .05%
(f)
14%
8 .97 20,976 1 .31 1 .15 2 .24 13
18 .00 21,524 1 .33 1 .15 2 .44 18
( 12 .90 ) 19,329 1 .33 1 .14 2 .26 28
40 .20 22,153 1 .28 1 .15 2 .88 24
( 11 .24 ) 17,579 1 .33 1 .15 1 .55 22
0 .99 384 2 .01
(f)
1 .90
(f)
0 .32
(f)
14
8 .18 443 2 .06 1 .90 1 .43 13
17 .12 466 2 .08 1 .90 1 .88 18
( 13 .58 ) 266 2 .08 1 .89 1 .41 28
39 .17 365 2 .03 1 .90 1 .93 24
( 11 .88 ) 963 2 .08 1 .90 0 .76 22
1 .50 83,755 1 .01
(f)
0 .90
(f)
1 .32
(f)
14
9 .25 82,445 1 .06 0 .90 2 .52 13
18 .33 76,052 1 .08 0 .90 2 .70 18
( 12 .71 ) 64,558 1 .08 0 .89 2 .38 28
40 .51 99,311 1 .03 0 .90 3 .10 24
( 11 .00 ) 91,781 1 .08 0 .90 1 .68 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Large Cap Value Opportunities
Class
A
12/31/24
(e)
$ 4.79 $ 0.03 $ 0.35 $ 0.38 $ (0.09) $ (0.23) $ (0.32) $ 4.85
6/30/24
4.22 0.06 0.60 0.66 (0.07) (0.02) (0.09) 4.79
6/30/23
3.80 0.06 0.54 0.60 (0.03) (0.15) (0.18) 4.22
6/30/22
4.84 0.06 (0.22) (0.16) (0.05) (0.83) (0.88) 3.80
6/30/21
3.96 0.03 1.57 1.60 (0.15) (0.57) (0.72) 4.84
6/30/20
5.15 0.12 (0.62) (0.50) (0.09) (0.60) (0.69) 3.96
Class
C
12/31/24
(e)
3.57 0.01 0.26 0.27 (0.04) (0.23) (0.27) 3.57
6/30/24
3.15 0.02 0.45 0.47 (0.03) (0.02) (0.05) 3.57
6/30/23
2.88 0.02 0.40 0.42 — (0.15) (0.15) 3.15
6/30/22
3.88 0.02 (0.15) (0.13) (0.04) (0.83) (0.87) 2.88
6/30/21
3.28 0.01 1.26 1.27 (0.10) (0.57) (0.67) 3.88
6/30/20
4.36 0.07 (0.51) (0.44) (0.04) (0.60) (0.64) 3.28
Class
I
12/31/24
(e)
4.84 0.04 0.35 0.39 (0.10) (0.23) (0.33) 4.90
6/30/24
4.27 0.07 0.60 0.67 (0.08) (0.02) (0.10) 4.84
6/30/23
3.84 0.07 0.55 0.62 (0.04) (0.15) (0.19) 4.27
6/30/22
4.87 0.07 (0.22) (0.15) (0.05) (0.83) (0.88) 3.84
6/30/21
3.98 0.05 1.57 1.62 (0.16) (0.57) (0.73) 4.87
6/30/20
5.17 0.13 (0.62) (0.49) (0.10) (0.60) (0.70) 3.98
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
7 .85% $ 8,933 1 .57%
(f)
0 .99%
(f)
1 .27%
(f)
14%
15 .77 8,842 1 .61 1 .00 1 .42 35
15 .95 7,320 1 .56 1 .00 1 .38 40
( 4 .84 ) 6,927 1 .80 0 .99 1 .26 35
44 .10 5,419 1 .76 1 .00 0 .79 42
( 12 .08 ) 4,233 1 .40 1 .00 2 .56 59
7 .44 1,278 2 .32
(f)
1 .74
(f)
0 .51
(f)
14
14 .97 1,173 2 .36 1 .75 0 .67 35
14 .84 1,163 2 .31 1 .75 0 .62 40
( 5 .24 ) 951 2 .55 1 .74 0 .47 35
42 .65 1,368 2 .51 1 .75 0 .19 42
( 12 .62 ) 1,758 2 .15 1 .75 1 .82 59
8 .05 11,850 1 .32
(f)
0 .74
(f)
1 .52
(f)
14
15 .87 11,608 1 .36 0 .75 1 .67 35
16 .35 11,449 1 .31 0 .75 1 .63 40
( 4 .55 ) 11,112 1 .55 0 .74 1 .50 35
44 .50 13,008 1 .51 0 .75 1 .11 42
( 11 .81 ) 13,196 1 .15 0 .75 2 .81 59

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Multi Cap Value
Class
A
12/31/24
(e)
$ 50.93 $ 0.30 $ 4.11 $ 4.41 $ (0.71) $ (0.18) $ — $ (0.89) $ 54.45
6/30/24
44.63 0.60 6.19 6.79 (0.49) — — (0.49) 50.93
6/30/23
37.48 0.43 7.19 7.62 (0.47) — — (0.47) 44.63
6/30/22
41.46 0.26 (3.73) (3.47) (0.51) — — (0.51) 37.48
6/30/21
27.13 0.22 15.15 15.37 (0.69) — (0.35) (1.04) 41.46
6/30/20
32.55 0.66 (5.70) (5.04) (0.38) — — (0.38) 27.13
Class
C
12/31/24
(e)
47.12 0.08 3.81 3.89 (0.30) (0.18) — (0.48) 50.53
6/30/24
41.31 0.24 5.72 5.96 (0.15) — — (0.15) 47.12
6/30/23
34.69 0.11 6.67 6.78 (0.16) — — (0.16) 41.31
6/30/22
38.66 (0.05) (3.45) (3.50) (0.47) — — (0.47) 34.69
6/30/21
25.32 (0.03) 14.14 14.11 (0.42) — (0.35) (0.77) 38.66
6/30/20
30.40 0.42 (5.37) (4.95) (0.13) — — (0.13) 25.32
Class
I
12/31/24
(e)
51.54 0.37 4.17 4.54 (0.85) (0.18) — (1.03) 55.05
6/30/24
45.16 0.74 6.25 6.99 (0.61) — — (0.61) 51.54
6/30/23
37.92 0.54 7.28 7.82 (0.58) — — (0.58) 45.16
6/30/22
41.84 0.36 (3.76) (3.40) (0.52) — — (0.52) 37.92
6/30/21
27.37 0.30 15.30 15.60 (0.78) — (0.35) (1.13) 41.84
6/30/20
32.83 0.75 (5.75) (5.00) (0.46) — — (0.46) 27.37
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
8 .64% $ 52,388 1 .20%
(f)
1 .15%
(f)
1 .09%
(f)
19%
15 .32 49,371 1 .18 1 .17 1 .28 24
20 .46 44,442 1 .28 1 .23 1 .04 22
( 8 .49 ) 40,006 1 .35 1 .25 0 .62 34
57 .70 43,489 1 .29 1 .15 0 .64 58
( 15 .73 ) 29,133 1 .30 1 .15 2 .30 54
8 .23 4,041 1 .95
(f)
1 .90
(f)
0 .33
(f)
19
14 .47 3,022 1 .92 1 .91 0 .56 24
19 .58 1,287 2 .03 1 .98 0 .30 22
( 9 .17 ) 1,168 2 .10 2 .00 ( 0 .13 ) 34
56 .54 1,347 2 .04 1 .90 ( 0 .09 ) 58
( 16 .37 ) 1,632 2 .05 1 .90 1 .56 54
8 .79 441,882 0 .95
(f)
0 .90
(f)
1 .34
(f)
19
15 .60 429,756 0 .92 0 .91 1 .54 24
20 .78 74,697 1 .03 0 .98 1 .29 22
( 8 .26 ) 38,624 1 .10 1 .00 0 .87 34
58 .09 37,441 1 .04 0 .90 0 .88 58
( 15 .51 ) 24,403 1 .05 0 .90 2 .56 54

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Value Opportunities
Class
A
12/31/24
(e)
$ 53.74 $ 0.27 $ 7.27 $ 7.54 $ (0.46) $ (12.33) $ (12.79) $ 48.49
6/30/24
45.69 0.23 8.14 8.37 (0.20) (0.12) (0.32) 53.74
6/30/23
41.31 0.20 6.94 7.14 — (2.76) (2.76) 45.69
6/30/22
55.06 0.10 (8.11) (8.01) (0.08) (5.66) (5.74) 41.31
6/30/21
33.98 (0.02) 21.36 21.34 (0.26) — (0.26) 55.06
6/30/20
42.97 0.11 (6.36) (6.25) (0.01) (2.73) (2.74) 33.98
Class
C
12/31/24
(e)
44.46 0.04 6.13 6.17 (0.04) (12.33) (12.37) 38.26
6/30/24
37.95 (0.11) 6.74 6.63 — (0.12) (0.12) 44.46
6/30/23
34.99 (0.11) 5.83 5.72 — (2.76) (2.76) 37.95
6/30/22
47.84 (0.25) (6.87) (7.12) (0.07) (5.66) (5.73) 34.99
6/30/21
29.57 (0.31) 18.58 18.27 — — — 47.84
6/30/20
37.99 (0.16) (5.53) (5.69) — (2.73) (2.73) 29.57
Class
R6
12/31/24
(e)
57.22 0.40 7.70 8.10 (0.72) (12.33) (13.05) 52.27
6/30/24
48.62 0.44 8.68 9.12 (0.40) (0.12) (0.52) 57.22
6/30/23
43.77 0.38 7.37 7.75 (0.14) (2.76) (2.90) 48.62
6/30/22
57.78 0.31 (8.57) (8.26) (0.09) (5.66) (5.75) 43.77
6/30/21
35.66 0.17 22.41 22.58 (0.46) — (0.46) 57.78
6/30/20
44.93 0.28 (6.63) (6.35) (0.19) (2.73) (2.92) 35.66
Class
I
12/31/24
(e)
56.31 0.36 7.59 7.95 (0.63) (12.33) (12.96) 51.30
6/30/24
47.85 0.37 8.54 8.91 (0.33) (0.12) (0.45) 56.31
6/30/23
43.12 0.32 7.25 7.57 (0.08) (2.76) (2.84) 47.85
6/30/22
57.08 0.22 (8.43) (8.21) (0.09) (5.66) (5.75) 43.12
6/30/21
35.21 0.08 22.15 22.23 (0.36) — (0.36) 57.08
6/30/20
44.43 0.20 (6.57) (6.37) (0.12) (2.73) (2.85) 35.21
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
12 .78% $ 23,020 1 .28%
(f)
1 .20%
(f)
0 .91%
(f)
42%
18 .36 22,385 1 .35 1 .20 0 .46 71
17 .62 20,932 1 .31 1 .20 0 .44 71
( 16 .01 ) 19,467 1 .33 1 .19 0 .20 58
63 .00 27,091 1 .37 1 .36 ( 0 .04 ) 86
( 15 .95 ) 24,846 1 .35 1 .35 0 .28 43
12 .35 1,660 2 .03
(f)
1 .95
(f)
0 .15
(f)
42
17 .49 1,643 2 .10 1 .95 ( 0 .28 ) 71
16 .71 2,447 2 .06 1 .95 ( 0 .29 ) 71
( 16 .61 ) 3,933 2 .08 1 .94 ( 0 .57 ) 58
61 .79 8,429 2 .12 2 .11 ( 0 .80 ) 86
( 16 .58 ) 7,644 2 .10 2 .10 ( 0 .49 ) 43
12 .98 6,780 0 .91
(f)
0 .83
(f)
1 .28
(f)
42
18 .83 5,970 0 .96 0 .81 0 .85 71
18 .06 5,879 0 .93 0 .82 0 .81 71
( 15 .68 ) 4,893 0 .94 0 .80 0 .59 58
63 .67 6,160 0 .95 0 .94 0 .36 86
( 15 .55 ) 6,315 0 .91 0 .91 0 .70 43
12 .92 185,567 1 .03
(f)
0 .95
(f)
1 .16
(f)
42
18 .68 185,160 1 .10 0 .95 0 .72 71
17 .88 168,888 1 .06 0 .95 0 .69 71
( 15 .79 ) 145,461 1 .08 0 .94 0 .42 58
63 .42 263,394 1 .11 1 .10 0 .16 86
( 15 .75 ) 154,309 1 .10 1 .10 0 .51 43

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small/Mid Cap Value
Class
A
12/31/24
(e)
$ 32.28 $ 0.15 $ 3.05 $ 3.20 $ (0.38) $ (3.17) $ (3.55) $ 31.93
6/30/24
27.67 0.21 4.53 4.74 (0.07) (0.06) (0.13) 32.28
6/30/23
24.60 0.14 4.32 4.46 — (1.39) (1.39) 27.67
6/30/22
32.13 0.03 (2.89) (2.86) (0.11) (4.56) (4.67) 24.60
6/30/21
20.05 0.01 12.13 12.14 (0.06) — (0.06) 32.13
6/30/20
23.47 0.11 (3.45) (3.34) (0.08) — (0.08) 20.05
Class
C
12/31/24
(e)
26.10 0.02 2.49 2.51 (0.11) (3.17) (3.28) 25.33
6/30/24
22.50 (0.02) 3.68 3.66 — (0.06) (0.06) 26.10
6/30/23
20.38 (0.04) 3.55 3.51 — (1.39) (1.39) 22.50
6/30/22
27.57 (0.17) (2.37) (2.54) (0.09) (4.56) (4.65) 20.38
6/30/21
17.29 (0.14) 10.42 10.28 — — — 27.57
6/30/20
20.33 (0.03) (3.01) (3.04) — — — 17.29
Class
R6
12/31/24
(e)
33.71 0.23 3.17 3.40 (0.55) (3.17) (3.72) 33.39
6/30/24
28.87 0.35 4.75 5.10 (0.20) (0.06) (0.26) 33.71
6/30/23
25.54 0.24 4.50 4.74 (0.02) (1.39) (1.41) 28.87
6/30/22
33.06 0.16 (3.01) (2.85) (0.11) (4.56) (4.67) 25.54
6/30/21
20.64 0.10 12.49 12.59 (0.17) — (0.17) 33.06
6/30/20
24.15 0.21 (3.54) (3.33) (0.18) — (0.18) 20.64
Class
I
12/31/24
(e)
33.37 0.20 3.15 3.35 (0.48) (3.17) (3.65) 33.07
6/30/24
28.60 0.29 4.69 4.98 (0.15) (0.06) (0.21) 33.37
6/30/23
25.32 0.23 4.44 4.67 — (1.39) (1.39) 28.60
6/30/22
32.86 0.10 (2.97) (2.87) (0.11) (4.56) (4.67) 25.32
6/30/21
20.49 0.07 12.42 12.49 (0.12) — (0.12) 32.86
6/30/20
23.99 0.19 (3.55) (3.36) (0.14) — (0.14) 20.49
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
9.48% $ 6,830 1.35%
(f)
1.31%
(f)
0.88%
(f)
31%
17.21 4,710 1.42 1.31 0.70 81
18.50 3,627 1.41 1.31 0.53 39
(10.81) 3,003 1.61 1.30 0.10 42
60.64 3,321 1.64 1.31 0.06 57
(14.29) 2,599 1.85 1.31 0.54 58
9.07 450 2.11
(f)
2.06
(f)
0.12
(f)
31
16.31 386 2.17 2.06 (0.07) 81
17.65 426 2.16 2.06 (0.20) 39
(11.48) 341 2.36 2.05 (0.67) 42
59.46 538 2.39 2.06 (0.65) 57
(14.95) 763 2.60 2.06 (0.19) 58
9.68 26,019 0.94
(f)
0.89
(f)
1.26
(f)
31
17.75 21,258 0.97 0.86 1.15 81
18.92 18,080 1.06 0.96 0.88 39
(10.44) 16,015 1.19 0.88 0.53 42
61.19 19,155 1.28 0.95 0.37 57
(13.93) 8,747 1.43 0.88 0.96 58
9.61 76,195 1.10
(f)
1.06
(f)
1.09
(f)
31
17.48 73,600 1.17 1.06 0.96 81
18.82 63,397 1.16 1.06 0.83 39
(10.57) 15,577 1.36 1.05 0.34 42
61.03 23,554 1.39 1.06 0.26 57
(14.07) 8,457 1.60 1.06 0.89 58

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Investment Trust and Nuveen Investment Trust II (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Nuveen
Investment Trust is comprised of the Nuveen Global Equity Income Fund (“Global Equity Income”), Nuveen Large Cap Value Opportunities Fund
(“Large Cap Value Opportunities”), Nuveen Multi Cap Value Fund (“Multi Cap Value”), Nuveen Small Cap Value Opportunities Fund (“Small Cap
Value Opportunities”) and Nuveen Small/Mid Cap Value Fund (“Small/Mid Cap Value”) and Nuveen Investment Trust II is comprised of Nuveen
International Value Fund (“International Value”), among others (each a “Fund” and collectively, the “Funds”). Nuveen Investment Trust and Nuveen
Investment Trust II were each organized as Massachusetts business trusts in 1996 and 1997, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is December 31, 2024, and the period covered by these Notes to Financial
Statements is the six months ended December 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1%
if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnifications:
Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-
dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.
The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Purchased and written options traded and listed on a national market or exchange are valued at the mean of the closing bid and asked prices and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Global Equity Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 69,936,821 $ 60,270,565 $ – $ 130,207,386
Investments in Derivatives:
Options Written (244,400) – – (244,400)
Total $ 69,692,421 $ 60,270,565 $ – $ 129,962,986
International Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 18,078,112 $ 85,602,101 $ – $ 103,680,213
Investments Purchased with Collateral from Securities
Lending 2,112,112 – – 2,112,112
Short-Term Investments:
Repurchase Agreements – 75,000 – 75,000
Total $ 20,190,224 $ 85,677,101 $ – $ 105,867,325
Large Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 21,999,113 $ – $ – $ 21,999,113
Investments Purchased with Collateral from Securities
Lending 4,999 – – 4,999
Short-Term Investments:
Repurchase Agreements – 25,000 – 25,000
Total $ 22,004,112 $ 25,000 $ – $ 22,029,112

4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Multi Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 497,738,966 $ – $ – $ 497,738,966
Investments Purchased with Collateral from Securities
Lending 6,176,318 – – 6,176,318
Short-Term Investments:
Repurchase Agreements – 325,000 – 325,000
Total $ 503,915,284 $ 325,000 $ – $ 504,240,284
Small Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 206,228,680 $ – $ – $ 206,228,680
Investments Purchased with Collateral from Securities
Lending 2,319,649 – – 2,319,649
Short-Term Investments:
Repurchase Agreements – 10,784,827 – 10,784,827
Total $ 208,548,329 $ 10,784,827 $ – $ 219,333,156
Small/Mid Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 106,084,997 $ – $ – $ 106,084,997
Investments Purchased with Collateral from Securities
Lending 1,461,269 – – 1,461,269
Short-Term Investments:
Repurchase Agreements – 3,462,301 – 3,462,301
Total $ 107,546,266 $ 3,462,301 $ – $ 111,008,567
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
International Value Fixed Income Clearing Corporation $ 75,000 $ (76,616)
Large Cap Value Opportunities Fixed Income Clearing Corporation 25,000 (25,648)
Multi Cap Value Fixed Income Clearing Corporation 325,000 (331,618)
Small Cap Value Opportunities Fixed Income Clearing Corporation 10,784,827 (11,000,838)
Small/Mid Cap Value Fixed Income Clearing Corporation 3,462,301 (3,531,788)

Notes to Financial Statements
(continued)
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Options Transactions:
The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or "baskets" of specific securities), interest rates, stock indices and/or bond indices (each a “financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option.
When a Fund purchases an option, an amount equal to the premium paid (the premium plus commission) is recognized as an asset on the Statement of Asset and Liabilities. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statement of Operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statement of Operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statement of Operations.
The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
t
During the current fiscal period, Global Equity Income wrote call options to manage risk and hedge against adverse movement in a security held in the portfolio.
The average notional amount of outstanding options written during the current fiscal period, was as follows:
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
International Value Common Stock $2,045,141 $2,112,112
Large Cap Value Opportunities Common Stock 3,711   4,999
Multi Cap Value Common Stock 5,908,775   6,176,318
Small Cap Value Opportunities Common Stock   2,227,870   2,319,649
Small/Mid Cap Value Common Stock   1,403,861   1,461,269
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Global Equity Income
$ 19,995,332 $ 27,429,722
International Value
15,346,753 16,213,290
Large Cap Value Opportunities
3,115,185 4,235,151
Multi Cap Value
94,102,229 104,646,354
Small Cap Value Opportunities
94,797,721 120,711,509
Small/Mid Cap Value
32,402,040 34,429,015

As of the end of the reporting period, the following Fund has invested in derivative contracts which is reflected in the Statement of Assets and
Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Average Notional Amount of Written Options
Contracts Outstanding
*
Global Equity Income $ 736,667
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Global Equity Income
Options Written Equity - $ – Options written, at value $ (244,400)
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Global Equity Income
Written options Equity $ – $ (102,948)

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
12/31/24
Year Ended
6/30/24
Global Equity Income Shares Amount Shares Amount
Subscriptions:
Class A 8,954 $309,677 84,189 $2,638,537
Class C 125 4,350 2,214 68,102
Class I 46,098 1,613,272 118,887 3,653,838
Total subscriptions 55,177 1,927,299 205,290 6,360,477
Reinvestments of distributions:
Class A 15,402 546,918 61,232 1,969,644
Class C 86 3,082 601 19,140
Class I 9,378 332,511 34,720 1,114,467
Total reinvestments of distributions 24,866 882,511 96,553 3,103,251
Redemptions:
Class A (182,854) (6,382,609) (376,703) (11,716,943)
Class C (5,521) (189,911) (35,610) (1,064,362)
Class I (90,812) (3,144,595) (338,491) (10,549,458)
Total redemptions (279,187) (9,717,115) (750,804) (23,330,763)
Net increase (decrease) (199,144) $(6,907,305) (448,961) $(13,867,035)
Six Months Ended
12/31/24
Year Ended
6/30/24
International Value Shares Amount Shares Amount
Subscriptions:
Class A 42,478 $1,230,492 90,186 $2,401,951
Class C 46 1,250 6,680 162,084
Class I 371,452 10,567,320 681,428 18,150,331
Total subscriptions 413,976 11,799,062 778,294 20,714,366
Reinvestments of distributions:
Class A 14,696 406,926 13,494 365,547
Class C 210 5,498 228 5,861
Class I 71,234 1,986,001 60,296 1,644,261
Total reinvestments of distributions 86,140 2,398,425 74,018 2,015,669
Redemptions:
Class A (78,697) (2,262,313) (177,601) (4,765,851)
Class C (2,415) (65,328) (9,040) (225,171)
Class I (366,941) (10,623,430) (705,599) (18,896,291)
Total redemptions (448,053) (12,951,071) (892,240) (23,887,313)
Net increase (decrease) 52,063 $1,246,416 (39,928) $(1,157,278)

Six Months Ended
12/31/24
Year Ended
6/30/24
Large Cap Value Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 60,207 $304,019 289,155 $1,284,054
Class C 9,667 35,293 25,511 88,015
Class I 126,527 660,973 87,875 392,324
Total subscriptions 196,401 1,000,285 402,541 1,764,393
Reinvestments of distributions:
Class A 104,389 520,510 31,409 138,443
Class C 24,643 90,442 4,653 15,296
Class I 150,210 756,707 54,585 242,904
Total reinvestments of distributions 279,242 1,367,659 90,647 396,643
Redemptions:
Class A (171,601) (875,858) (206,782) (912,713)
Class C (5,664) (20,857) (69,906) (224,572)
Class I (259,257) (1,349,626) (426,197) (1,891,859)
Total redemptions (436,522) (2,246,341) (702,885) (3,029,144)
Net increase (decrease) 39,121 $121,603 (209,697) $(868,108)
Six Months Ended
12/31/24
Year Ended
6/30/24
Multi Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 34,186 $1,849,322 86,310 $3,956,204
Class C 17,955 902,072 44,184 1,903,811
Class I 570,820 30,540,330 6,996,485 327,347,815
Total subscriptions 622,961 33,291,724 7,126,979 333,207,830
Reinvestments of distributions:
Class A 13,361 731,956 9,227 429,968
Class C 701 35,759 111 4,798
Class I 145,483 8,051,930 63,548 2,993,104
Total reinvestments of distributions 159,545 8,819,645 72,886 3,427,870
Redemptions:
Class A (54,836) (2,929,261) (121,865) (5,659,139)
Class C (2,824) (139,288) (11,320) (479,509)
Class I (1,027,200) (57,620,557) (376,188) (17,336,688)
Total redemptions (1,084,860) (60,689,106) (509,373) (23,475,336)
Net increase (decrease) (302,354) $(18,577,737) 6,690,492 $313,160,364

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
12/31/24
Year Ended
6/30/24
Small Cap Value Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 38,307 $2,199,827 51,394 $2,555,925
Class C 6,791 332,972 4,457 182,340
Class R6 16,677 999,131 20,312 1,086,748
Class I 382,786 22,941,278 360,921 18,991,900
Total subscriptions 444,561 26,473,208 437,084 22,816,913
Reinvestments of distributions:
Class A 88,359 4,562,734 2,407 121,511
Class C 8,926 361,699 120 4,951
Class R6 17,905 998,814 769 41,409
Class I 762,599 41,732,354 26,602 1,409,462
Total reinvestments of distributions 877,789 47,655,601 29,898 1,577,333
Redemptions:
Class A (68,447) (3,923,696) (95,452) (4,713,180)
Class C (9,272) (444,789) (32,099) (1,288,046)
Class R6 (9,198) (573,098) (37,680) (1,979,232)
Class I (816,104) (46,433,470) (628,781) (31,886,053)
Total redemptions (903,021) (51,375,053) (794,012) (39,866,511)
Net increase (decrease) 419,329 $22,753,756 (327,030) $(15,472,265)
Six Months Ended
12/31/24
Year Ended
6/30/24
Small/Mid Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 59,573 $2,107,647 45,031 $1,387,731
Class C 6,580 186,339 483 11,946
Class R6 216,868 7,851,373 158,489 4,874,839
Class I 301,016 10,887,187 1,594,016 46,871,586
Total subscriptions 584,037 21,032,546 1,798,019 53,146,102
Reinvestments of distributions:
Class A 19,364 649,784 484 14,244
Class C 1,904 50,568 50 1,171
Class R6 72,899 2,559,739 5,383 165,637
Class I 222,370 7,732,272 22,968 699,994
Total reinvestments of distributions 316,537 10,992,363 28,885 881,046
Redemptions:
Class A (10,910) (361,225) (30,708) (908,546)
Class C (5,486) (145,064) (4,696) (120,015)
Class R6 (141,248) (5,065,861) (159,443) (4,850,073)
Class I (424,725) (15,337,454) (1,628,360) (50,096,961)
Total redemptions (582,369) (20,909,604) (1,823,207) (55,975,595)
Net increase (decrease) 318,205 $11,115,305 3,697 $(1,948,447)

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Equity Income
$ 97,078,263 $ 38,337,026 $ (5,452,303) $ 32,884,723
International Value
77,231,135 36,042,174 (7,405,984) 28,636,190
Large Cap Value Opportunities
13,721,417 8,667,261 (359,566) 8,307,695
Multi Cap Value
404,821,692 110,750,041 (11,331,449) 99,418,592
Small Cap Value Opportunities
185,725,096 40,025,864 (6,417,804) 33,608,060
Small/Mid Cap Value
90,822,373 23,766,641 (3,580,447) 20,186,194
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Equity Income
$ 1,974,884 $ — $ 31,447,161 $ (228,656,653) $ — $ (1,484,186) $ (196,718,794)
International Value
2,483,345 — 26,313,005 (195,407,278) — — (166,610,928)
Large Cap Value Opportunities
268,319 816,970 7,425,977 — — — 8,511,266
Multi Cap Value
698,980 — 66,937,742 (589,389) — (16,377) 67,030,956
Small Cap Value Opportunities
1,226,244 30,516,209 32,673,312 — — — 64,415,765
Small/Mid Cap Value
1,324,424 4,253,281 20,876,043 — — — 26,453,748
Fund
Short-Term Long-Term Total
Global Equity Income
1
$ 7,174,460 $ 221,482,193 $ 228,656,653
International Value
6,723,036 188,684,242 195,407,278
Large Cap Value Opportunities
— — —
Multi Cap Value
— 589,389 589,389
Small Cap Value Opportunities
— — —
Small/Mid Cap Value
— — —
1
Global Equity Income’s capital loss carryforward is subject to significant limitations under the Internal Revenue Code and related regulations. In particular, it is expected that the Fund will only be able to annually utilize approximately $4 million of its outstanding capital loss carryforward for the next fifteen years, at which point the annual limitation will further be reduced to approximately $1.2 million.

Notes to Financial Statements
(continued)
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of December 31, 2024, the complex-level fee for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Average Daily Net Assets
Global
Equity
Income
International
Value
Large Cap
Value
Opportunities
Multi Cap
Value
Small Cap Value
Opportunities
Small/Mid Cap
Value
For the first $125 million 0.5500% 0.5500% 0.5000% 0.5500% 0.6500% 0.6000%
For the next $125 million 0.5375 0.5375 0.4875 0.5375 0.6375 0.5875
For the next $250 million 0.5250 0.5250 0.4750 0.5250 0.6250 0.5750
For the next $500 million 0.5125 0.5125 0.4625 0.5125 0.6125 0.5625
For the next $1 billion 0.5000 0.5000 0.4500 0.5000 0.6000 0.5500
For the next $3 billion 0.4750 0.4750 0.4250 0.4750 0.5750 0.5250
For the next $2.5 billion 0.4500 0.4500 0.4000 0.4500 0.5500 0.5000
For the next $2.5 billion 0.4375 0.4375 0.3875 0.4375 0.5375 0.4875
For net assets over $10 billion 0.4250 0.4250 0.3750 0.4250 0.5250 0.4750
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Global Equity Income
0.1575%
International Value
0.1575%
Large Cap Value Opportunities
0.1575%
Multi Cap Value
0.1575%
Small Cap Value Opportunities
0.1575%
Small/Mid Cap Value
0.1575%

Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Global Equity Income 0.90% July 31, 2026 N/A
International Value 0.94 July 31, 2026 N/A
Large Cap Value Opportunities 0.79 July 31, 2026 1.35%
Multi Cap Value 0.94 July 31, 2026 N/A
Small Cap Value Opportunities 0.99 July 31, 2026 1.50%
Small/Mid Cap Value 1.10 July 31, 2026 1.45%
N/A - Not Applicable.
Fund
Amount
Global Equity Income
$ 36,357
International Value
13,455
Large Cap Value Opportunities
4,839
Multi Cap Value
180,769
Small Cap Value Opportunities
382,727
Small/Mid Cap Value
56,447
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Global Equity Income
$ 2,878 $ 2,518
International Value
8,645 7,695
Large Cap Value Opportunities
1,794 1,581
Multi Cap Value
14,465 12,654
Small Cap Value Opportunities
7,171 6,300
Small/Mid Cap Value
19,314 16,981

Notes to Financial Statements
(continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by affiliates was as follows:
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
Fund
Commission
Advances
Global Equity Income
$ 124
International Value
1,013
Large Cap Value Opportunities
188
Multi Cap Value
6,073
Small Cap Value Opportunities
1,683
Small/Mid Cap Value
2,036
Fund
12b-1 Fees
Retained
Global Equity Income
$ 85
International Value

Large Cap Value Opportunities
8
Multi Cap Value
6,906
Small Cap Value Opportunities
545
Small/Mid Cap Value

Fund
CDSC
Retained
Global Equity Income
$ —
International Value
—
Large Cap Value Opportunities
—
Multi Cap Value
1,377
Small Cap Value Opportunities
40
Small/Mid Cap Value

Fund Nuveen Owned Shares
Small Cap Value Opportunities -%*
Small/Mid Cap Value -%*
*Rounds to less than 1%.

During the current fiscal period, the Funds did not utilize this facility.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust

Date: March 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: March 7, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)